Segment Information - Schedule of continuing operations by operating segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Number of Reportable Segments | segment	5
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	$ 5,093	$ 5,637	$ 4,341
Policy fees	2,972	3,051	2,874
Total net investment income	9,576	11,672	10,516
Total net realized gains (losses)	8,013	1,855	(3,741)
Advisory fee and other income	1,025	1,175	1,072
Total revenues	26,679	23,390	15,062
Policyholder benefits	7,332	8,050	6,602
Interest credited to policyholder account balances	3,696	3,549	3,528
Amortization of deferred policy acquisition costs and value of business acquired	1,431	1,057	543
Non-deferrable insurance commissions	636	680	604
Advisory fee expenses	266	322	316
General operating expenses	2,323	2,104	2,027
Interest expense	534	389	490
Net (gain) loss on divestitures	1	(3,081)	0
Total benefits and expenses	16,219	13,263	14,211
Net income attributable to noncontrolling interests	(320)	(929)	(224)
Income before income tax (benefit)	10,460	10,127	851
(Gain) loss on extinguishment of debt	0	219	10
Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		(26)	91
Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total net investment income	891	1,775	1,427
Income before income tax (benefit)	6,841	2,012	(1,549)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	5,093	5,637	4,341
Operating Segments | Individual Retirement
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	230	191	151
Policy fees	836	962	861
Total net investment income	3,888	4,334	4,105
Total net realized gains (losses)	0	0	0
Advisory fee and other income	451	592	571
Total revenues	5,405	6,079	5,688
Policyholder benefits	626	580	411
Interest credited to policyholder account balances	1,877	1,791	1,751
Amortization of deferred policy acquisition costs and value of business acquired	761	744	556
Non-deferrable insurance commissions	351	397	334
Advisory fee expenses	141	189	205
General operating expenses	426	437	427
Interest expense	0	46	62
Net (gain) loss on divestitures	0	0
Total benefits and expenses	4,182	4,184	3,746
Net income attributable to noncontrolling interests	0	0	0
Adjusted pre-tax operating income (loss)	1,223	1,895	1,942
(Gain) loss on extinguishment of debt		0	0
Operating Segments | Individual Retirement | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Operating Segments | Group Retirement
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	19	22	19
Policy fees	451	522	443
Total net investment income	2,000	2,413	2,213
Total net realized gains (losses)	0	0	0
Advisory fee and other income	305	337	272
Total revenues	2,775	3,294	2,947
Policyholder benefits	97	76	74
Interest credited to policyholder account balances	1,142	1,150	1,125
Amortization of deferred policy acquisition costs and value of business acquired	96	61	15
Non-deferrable insurance commissions	123	121	117
Advisory fee expenses	124	133	111
General operating expenses	447	445	488
Interest expense	0	35	42
Net (gain) loss on divestitures	0	0
Total benefits and expenses	2,029	2,021	1,972
Net income attributable to noncontrolling interests	0	0	0
Adjusted pre-tax operating income (loss)	746	1,273	975
(Gain) loss on extinguishment of debt		0	0
Operating Segments | Group Retirement | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Operating Segments | Life Insurance
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	1,871	1,573	1,526
Policy fees	1,491	1,380	1,384
Total net investment income	1,389	1,621	1,532
Total net realized gains (losses)	0	0	0
Advisory fee and other income	121	110	94
Total revenues	4,872	4,684	4,536
Policyholder benefits	3,229	3,231	3,219
Interest credited to policyholder account balances	342	354	373
Amortization of deferred policy acquisition costs and value of business acquired	265	164	25
Non-deferrable insurance commissions	131	132	119
Advisory fee expenses	1	0	0
General operating expenses	656	682	624
Interest expense	0	25	30
Net (gain) loss on divestitures	0	0
Total benefits and expenses	4,624	4,588	4,390
Net income attributable to noncontrolling interests	0	0	0
Adjusted pre-tax operating income (loss)	248	96	146
(Gain) loss on extinguishment of debt		0	0
Operating Segments | Life Insurance | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Operating Segments | Institutional Markets
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	2,913	3,774	2,564
Policy fees	194	187	186
Total net investment income	1,049	1,155	931
Total net realized gains (losses)	0	0	0
Advisory fee and other income	2	2	1
Total revenues	4,158	5,118	3,682
Policyholder benefits	3,381	4,141	2,886
Interest credited to policyholder account balances	320	274	303
Amortization of deferred policy acquisition costs and value of business acquired	6	6	5
Non-deferrable insurance commissions	29	27	31
Advisory fee expenses	0	0	0
General operating expenses	73	77	79
Interest expense	0	9	11
Net (gain) loss on divestitures	0	0
Total benefits and expenses	3,809	4,534	3,315
Net income attributable to noncontrolling interests	0	0	0
Adjusted pre-tax operating income (loss)	349	584	367
(Gain) loss on extinguishment of debt		0	0
Operating Segments | Institutional Markets | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Operating Segments | Corporate & Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	82	86	74
Policy fees	0	0	0
Total net investment income	473	443	346
Total net realized gains (losses)	170	701	54
Advisory fee and other income	121	134	122
Total revenues	846	1,364	596
Policyholder benefits	0	0	0
Interest credited to policyholder account balances	0	0	0
Amortization of deferred policy acquisition costs and value of business acquired	0	0	0
Non-deferrable insurance commissions	2	3	3
Advisory fee expenses	0	0	0
General operating expenses	384	375	309
Interest expense	535	286	324
Net (gain) loss on divestitures	0	0
Total benefits and expenses	921	664	636
Net income attributable to noncontrolling interests	(320)	(861)	(194)
Adjusted pre-tax operating income (loss)	(395)	(161)	(234)
(Gain) loss on extinguishment of debt		0	0
Operating Segments | Corporate & Other | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	0	0	0
Policy fees	0	0	0
Total net investment income	(41)	(49)	(43)
Total net realized gains (losses)	0	0	0
Advisory fee and other income	0	0	0
Total revenues	(41)	(49)	(43)
Policyholder benefits	0	0	0
Interest credited to policyholder account balances	0	0	0
Amortization of deferred policy acquisition costs and value of business acquired	0	0	0
Non-deferrable insurance commissions	0	0	0
Advisory fee expenses	0	0	0
General operating expenses	(2)	0	(7)
Interest expense	(51)	(47)	(34)
Net (gain) loss on divestitures	0	0
Total benefits and expenses	(53)	(47)	(41)
Net income attributable to noncontrolling interests	0	0	0
Adjusted pre-tax operating income (loss)	12	(2)	(2)
(Gain) loss on extinguishment of debt		0	0
Eliminations | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Adjustments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	(22)	(9)	7
Policy fees	0	0	0
Total net investment income	818	1,755	1,432
Total net realized gains (losses)	7,843	1,154	(3,795)
Advisory fee and other income	25	0	12
Total revenues	8,664	2,900	(2,344)
Policyholder benefits	(1)	22	12
Interest credited to policyholder account balances	15	(20)	(24)
Amortization of deferred policy acquisition costs and value of business acquired	303	82	(58)
Non-deferrable insurance commissions	0	0	0
Advisory fee expenses	0	0	0
General operating expenses	339	88	107
Interest expense	50	35	55
Net (gain) loss on divestitures	1	(3,081)
Total benefits and expenses	707	(2,681)	193
Net income attributable to noncontrolling interests	320	861	194
(Gain) loss on extinguishment of debt		219	10
Adjustments | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		(26)	91
Total Corebridge
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	5,115	5,646	4,334
Policy fees	2,972	3,051	2,874
Total net investment income	8,758	9,917	9,084
Total net realized gains (losses)	170	701	54
Advisory fee and other income	1,000	1,175	1,060
Total revenues	18,015	20,490	17,406
Policyholder benefits	7,333	8,028	6,590
Interest credited to policyholder account balances	3,681	3,569	3,552
Amortization of deferred policy acquisition costs and value of business acquired	1,128	975	601
Non-deferrable insurance commissions	636	680	604
Advisory fee expenses	266	322	316
General operating expenses	1,984	2,016	1,920
Interest expense	484	354	435
Net (gain) loss on divestitures	0	0
Total benefits and expenses	15,512	15,944	14,018
Net income attributable to noncontrolling interests	(320)	(861)	(194)
Adjusted pre-tax operating income (loss)	$ 2,183	3,685	3,194
(Gain) loss on extinguishment of debt		0	0
Total Corebridge | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		$ 0	$ 0